Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Fundamental Investors Class A - ANCFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class A (with sales charge)
Accumulated Value				$ 9,425				$ 10,608				$ 13,087				$ 12,222				$ 15,596				$ 17,928				$ 21,959			$ 18,297			$ 23,032			$ 28,338	$ 35,220
Fundamental Investors Class C - AFICX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class C (with sales charge)
Accumulated Value				10,000				11,164				13,662				12,659				16,033				18,290				22,239			18,392			22,976			28,269	35,134
Fundamental Investors Class T - TFFFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class T (with sales charge)
Accumulated Value		$ 9,751			$ 11,306					$ 10,581				$ 13,537				$ 15,598				$ 19,150				$ 15,999			$ 20,193			$ 24,909			$ 31,036
Fundamental Investors Class F-1 - AFIFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class F-1
Accumulated Value				10,000				11,245				13,862				12,937				16,499				18,955				23,205			19,328			24,313			29,900	37,135
Fundamental Investors Class F-2 - FINFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class F-2
Accumulated Value				10,000				11,277				13,935				13,039				16,674				19,209				23,577			19,689			24,837			30,622	38,132
Fundamental Investors Class F-3 - FUNFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class F-3
Accumulated Value			$ 10,000			$ 11,908					$ 11,153				$ 14,276				$ 16,464				$ 20,228				$ 16,911			$ 21,352			$ 26,356			$ 32,853
Fundamental Investors Class 529-A - CFNAX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class 529-A (with sales charge)
Accumulated Value				9,649				10,850				13,376				12,483				15,920				18,289				22,395			18,656			23,471			28,866	35,864
Fundamental Investors Class 529-C - CFNCX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class 529-C (with sales charge)
Accumulated Value				10,000				11,158				13,648				12,639				15,999				18,247				22,344			18,613			23,417			28,801	35,782
Fundamental Investors Class 529-E - CFNEX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class 529-E
Accumulated Value				10,000				11,220				13,797				12,846				16,345				18,739				22,891			19,025			23,881			29,303	36,314
Fundamental Investors Class 529-T - TIIIX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class 529-T (with sales charge)
Accumulated Value		9,751			11,301					10,571				13,517				15,566				19,099				15,948			20,113			24,796			30,880
Fundamental Investors Class 529-F-1 - CFNFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class 529-F-1
Accumulated Value				10,000				11,270				13,921				13,019				16,643				19,171				23,519			19,625			24,734			30,473	37,921
Fundamental Investors Class 529-F-2 - FFXFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class 529-F-2
Accumulated Value	$ 10,000								$ 14,344				$ 11,979				$ 15,112				$ 18,634				$ 23,206
Fundamental Investors Class 529-F-3 - FEEFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class 529-F-3
Accumulated Value	10,000								14,355				11,994				15,135				18,669				23,258
Fundamental Investors Class R-1 - RFNAX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-1
Accumulated Value				10,000				11,165				13,663				12,655				16,022				18,272				22,209			18,366			22,940			28,007	34,535
Fundamental Investors Class R-2 - RFNBX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-2
Accumulated Value				10,000				11,165				13,665				12,658				16,028				18,280				22,219			18,369			22,941			28,011	34,537
Fundamental Investors Class R-2E- RFEBX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-2E
Accumulated Value				10,000				11,204				13,751				12,778				16,227				18,562				22,626			18,763			23,504			28,778	35,588
Fundamental Investors Class R-3 - RFNCX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-3
Accumulated Value				10,000				11,214				13,786				12,829				16,315				18,694				22,820			18,952			23,777			29,158	36,112
Fundamental Investors Class R-4 - RFNEX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-4
Accumulated Value				10,000				11,247				13,867				12,944				16,512				18,974				23,233			19,356			24,355			29,953	37,209
Fundamental Investors Class R-5E - RFNHX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-5E
Accumulated Value				10,000				11,262				13,914				13,015				16,639				19,158				23,509			19,621			24,735			30,481	37,940
Fundamental Investors Class R-5 - RFNFX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-5
Accumulated Value				10,000				11,282				13,952				13,062				16,714				19,263				23,658			19,768			24,948			30,776	38,345
Fundamental Investors Class R-6 - RFNGX
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Investors — Class R-6
Accumulated Value				10,000				11,288				13,966				13,082				16,747				19,310				23,728			19,837			25,046			30,915	38,538
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	11,514	11,875		11,196	14,828	11,009	11,354	13,640	12,143	14,476	14,929	13,042	15,335	17,139	17,676	17,149	19,172	22,059	22,750	20,304	22,600	18,064	18,629	26,132	22,813	23,527	21,399	28,521	29,413	27,025	33,620	34,672	33,786	39,827
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,552	$ 11,880		$ 10,751	$ 14,322	$ 10,546	$ 10,845	$ 13,159	$ 11,724	$ 13,464	$ 13,845	$ 12,013	$ 14,512	$ 15,605	$ 16,047	$ 15,337	$ 17,222	$ 19,009	$ 19,548	$ 17,776	$ 20,855	$ 15,561	$ 16,002	$ 21,654	$ 19,262	$ 19,808	$ 17,726	$ 22,859	$ 23,507	$ 21,942	$ 27,681	$ 28,465	$ 26,039	$ 31,532